Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	3,700,000	[1],[2]
Proposed Maximum Offering Price per Unit | shares	57.345	[3]
Maximum Aggregate Offering Price | $	$ 212,176,500	[3]
Fee Rate	0.01476%
Amount of Registration Fee | $	$ 31,317.25
Offering Note
(1)
Represents the number of shares of common stock, par value $1.00 per share (“
Common Stock
”), of National Fuel Gas Company (the “
Registrant
”), deliverable pursuant to the National Fuel Gas Company 2010 Equity Compensation Plan (the “
Plan
”), being registered hereon.

(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement also covers such additional Common Stock as may become deliverable pursuant to any anti-dilution provisions of the Plan.

(3)
Estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on July 25, 2024, within five business days prior to filing.

[1]	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional Common Stock as may become deliverable pursuant to any anti-dilution provisions of the Plan.
[2]	Represents the number of shares of common stock, par value $1.00 per share (“Common Stock”), of National Fuel Gas Company (the “Registrant”), deliverable pursuant to the National Fuel Gas Company 2010 Equity Compensation Plan (the “Plan”), being registered hereon.
[3]	Estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on July 25, 2024, within five business days prior to filing.